Prospectus SI Class [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Prospectus-SI Class | Payden Core Bond Fund | Payden Core Bond Fund (SI Class)
Prospectus [Line Items]
Annual Return [Percent]	7.70%	2.74%	6.68%	(13.47%)	(0.80%)	6.96%	9.30%